Note Payable (Details) - Schedule of interest expense - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Interest Expense Abstract
Principal amount		$ 18,900
Less: current portion		(14,654)
Note payable - long term portion		$ 4,246